Investment Objectives and Goals - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BLACKSTONE ALTERNATIVE MULTI‑STRATEGY FUNDFUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of Blackstone Alternative Multi-Strategy Fund (the “Fund”) is to seek capital appreciation.